Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of lease amount recognized in the consolidated balance sheet
	As of December, 31
	2024	2025	2025
	S$	S$	US$

Right-of-use assets	-	1,296,349	1,008,126

Lease liabilities
Current	-	196,981	153,185
Non-current (2 – 5 years)	-	1,099,368	854,941
	-	1,296,349	1,008,126

Schedule of summary of lease cost
	As of December, 31
	2024	2025	2025
	S$	S$	US$

Amortization of right-of-use assets	123,881	93,804	72,948

Interest of lease liabilities	2,811	43,920	34,155

Schedule of summarizes other supplemental information

The following summarizes other supplemental information about the Company’s lease as of December 31, 2025:

As of December 31, 2025
Weighted average discount rate	6.5%
Weighted average remaining lease term	5.5 years